Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (1)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (millions)	Adjusted EBITDA (millions)
					Total Shareholder Return	Peer Group Total Shareholder Return (4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$8,838,608	$9,886,862	$2,068,892	$421,354	$341	$289	$250	$893
2023	$10,197,630	$21,082,748	$2,668,206	$4,283,108	$328	$213	$153	$782
2022	$8,701,857	$4,391,722	$1,928,794	$1,723,965	$178	$175	$73	$673
2021	$8,027,508	$11,514,717	$1,611,370	$1,288,101	$244	$189	$47	$407
2020	$1,742,994	$4,880,625	$858,874	$1,069,057	$172	$128	($153)	$381

Named Executive Officers, Footnote	Becker was the principal executive officer (“PEO”) for each of the Covered Years. The names of each of the other NEOs included for purposes of calculating the average amounts in each Covered Year are as follows: (i) for
2024, Mr. Krumm, Mr. Lambert, Mr. Jackola, and Ms. Morton, (ii) for 2023, Mr. Krumm, Mr. Lambert, and Ms.
Morton; (iii) for 2022, Mr. Krumm, Mr. Lambert, Ms. Morton, Mr. Jackola, and Ms. Fike; (iv) for 2021, Mr. Krumm,
Ms. Fike, Mr.  Grunau, Mr. Lydon, and Mr. Cebulla; and (v) for 2020, Mr. Lydon, Mr. Chepey, Ms. Fike, Mr. Grunau,
and Mr. Polovitz.

Peer Group Issuers, Footnote	Peer Group TSR represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.
PEO Total Compensation Amount	$ 8,838,608	$ 10,197,630	$ 8,701,857	$ 8,027,508	$ 1,742,994
PEO Actually Paid Compensation Amount	$ 9,886,862	21,082,748	4,391,722	11,514,717	4,880,625
Adjustment To PEO Compensation, Footnote	2)In accordance with the PVP Rules, the following adjustments were made to Mr. Becker’s total compensation for each Covered Year to determine the PEO CAP. The equity award adjustments for each applicable Covered Year include those adjustments required by Item 402(v) of Regulation S-K. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Year	Stock Awards Value Reported for the Covered Year (a)	Year End Fair Value of Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Equity Awards Outstanding and Unvested at Year End	Change in Fair Value From Prior Year-End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Covered Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	($5,985,054)	$6,015,155	$651,956	$366,197	$0	$0	$0	$1,048,254
2023	($5,700,030)	$8,421,052	$8,039,605	$124,491	$0	$0	$0	$10,885,118
2022	($5,400,052)	$4,910,468	($1,700,530)	($2,120,022)	$0	$0	$0	($4,310,135)
2021	($5,700,280)	$6,746,096	$1,244,597	$496,532	$700,263	$0	$0	$3,487,209
2020	$0	$0	$2,482,662	$654,969	$0	$0	$0	$3,137,631
(a)The grant date fair value of equity awards represents the amount reported in the “Stock Awards” column in the Summary Compensation Table and subtracted for the applicable Covered Year.

Non-PEO NEO Average Total Compensation Amount	$ 2,068,892	2,668,206	1,928,794	1,611,370	858,874
Non-PEO NEO Average Compensation Actually Paid Amount	$ 421,354	4,283,108	1,723,965	1,288,101	1,069,057
Adjustment to Non-PEO NEO Compensation Footnote	(3)In accordance with the requirements of Item 402(v) of Regulation S-K, adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Becker) for each Covered Year to determine the compensation actually paid, using the same methodology described above in Note 2. The amounts deducted or added in calculating the total average equity award adjustments are as follows. The equity award adjustments for each applicable Covered Year include those adjustments required by Item 402(v) of Regulation S-K. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Year	Average Stock Awards Value Reported for the Covered Year (a)	Average Year End Fair Value of Equity Awards Granted in the Covered Year	Year over Year Average Change in Fair Value of Equity Awards Outstanding and Unvested at Year End	Average Change in Fair Value From Prior Year-End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Covered Year	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year (b)	Average Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	($1,145,798)	$1,290,046	$95,458	$45,036	$0	$(1,932,280)	$0	($1,647,538)
2023	($1,189,189)	$1,756,873	$903,867	$143,351	$0	$0	$0	$1,614,902
2022	($949,022)	$878,847	($91,897)	($42,757)	$0	$0	$0	($204,829)
2021	($819,570)	$515,967	$49,560	$40,286	$71,988	($181,500)	$0	($323,269)
2020	$(148,190)	$0	$305,231	$53,141	$0	$0	$0	$210,182
(a)The grant date fair value of equity awards represents the amount reported in the “Stock Awards” column in the Summary Compensation Table and subtracted for the applicable Covered Year.
(b)Consists of prior-year equity awards held by the Company’s former CFO that were forfeited prior to fiscal year end, with a fair value at the end of the prior fiscal year of $7,729,121. No prior-year awards held by other NEOs failed to meet vesting conditions during the current fiscal year.

Tabular List, Table	Required Disclosure of Most Important Measures Adjusted EBITDA represents the most important metric we used to determine executive compensation for 2024 as further described in our CD&A.
Total Shareholder Return Amount	$ 341	328	178	244	172
Peer Group Total Shareholder Return Amount	289	213	175	189	128
Net Income (Loss)	$ 250,000,000	$ 153,000,000	$ 73,000,000	$ 47,000,000	$ (153,000,000)
Company Selected Measure Amount	893,000,000	782,000,000	673,000,000	407,000,000	381,000,000
PEO Name	Becker
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,985,054)	$ (5,700,030)	$ (5,400,052)	$ (5,700,280)	$ 0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,048,254	10,885,118	(4,310,135)	3,487,209	3,137,631
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,015,155	8,421,052	4,910,468	6,746,096	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	651,956	8,039,605	(1,700,530)	1,244,597	2,482,662
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	700,263	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	366,197	124,491	(2,120,022)	496,532	654,969
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,145,798)	(1,189,189)	(949,022)	(819,570)	(148,190)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,647,538)	1,614,902	(204,829)	(323,269)	210,182
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,290,046	1,756,873	878,847	515,967	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	95,458	903,867	(91,897)	49,560	305,231
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	71,988	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,036	143,351	(42,757)	40,286	53,141
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,932,280)	0	0	(181,500)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0